Restatement of Previously Issued Financial Statements (Details) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Revision Of Previously Issued Financial Statements Details [Line Items]
Redemption per value		$ 10.00
Net tangible assets		$ 5,000,001
LIVE OAK ACQUISITION CORP. I I [Member]
Revision Of Previously Issued Financial Statements Details [Line Items]
Out standing share percentage	5000001.00%